Interim Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Share capital	Additional paid-in capital	Accumulated other comprehensive loss	Treasury stock	Accumulated deficit	Total
Balance at Dec. 31, 2018	$ 350,192	$ 414,508,403	$ 0	$ (15,348,909)	$ (52,925,752)	$ 346,583,934
Balance (in shares) at Dec. 31, 2018	33,097,831
Share-based compensation	$ 0	1,007,626	0	0	0	1,007,626
Changes in unrealized loss on cash flow hedges						0
Loss/Profit for the year					(19,096,784)	(19,096,784)
Balance at Jun. 30, 2019	$ 350,192	415,516,029	0	(15,348,909)	(72,022,536)	328,494,776
Balance (in shares) at Jun. 30, 2019	33,097,831
Balance at Mar. 31, 2019	$ 350,192	414,950,454	0	(15,348,909)	(62,079,531)	337,872,206
Balance (in shares) at Mar. 31, 2019	33,097,831
Issue of common stock	$ 0	0	0	0	0	0
Issue of common stock (in shares)	0
Share-based compensation	$ 0	565,575	0	0	0	565,575
Changes in unrealized loss on cash flow hedges						0
Loss/Profit for the year	0	0	0	0	(9,943,005)	(9,943,005)
Balance at Jun. 30, 2019	$ 350,192	415,516,029	0	(15,348,909)	(72,022,536)	328,494,776
Balance (in shares) at Jun. 30, 2019	33,097,831
Balance at Dec. 31, 2019	$ 350,192	416,841,494	0	(15,348,909)	(75,787,009)	326,055,768
Balance (in shares) at Dec. 31, 2019	33,097,831
Issue of common stock	$ 1,875	(1,875)	0	0	0	0
Issue of common stock (in shares)	187,424
Share-based compensation	$ 0	1,630,703	0	0	0	1,630,703
Payment of dividend	0	(1,659,308)	0	0	0	(1,659,308)
Changes in unrealized loss on cash flow hedges	0	0	(773,419)	0	0	(773,419)
Loss/Profit for the year	0	0	0	0	20,102,204	20,102,204
Balance at Jun. 30, 2020	$ 352,067	416,811,014	(773,419)	(15,348,909)	(55,684,805)	345,355,948
Balance (in shares) at Jun. 30, 2020	33,285,255
Balance at Mar. 31, 2020	$ 351,469	415,934,903	0	(15,348,909)	(69,268,328)	331,669,135
Balance (in shares) at Mar. 31, 2020	33,225,535
Issue of common stock	$ 598	(598)	0	0	0	0
Issue of common stock (in shares)	59,720
Share-based compensation	$ 0	876,709	0	0	0	876,709
Changes in unrealized loss on cash flow hedges	0	0	(773,419)	0	0	(773,419)
Loss/Profit for the year	0	0	0	0	13,583,523	13,583,523
Balance at Jun. 30, 2020	$ 352,067	$ 416,811,014	$ (773,419)	$ (15,348,909)	$ (55,684,805)	$ 345,355,948
Balance (in shares) at Jun. 30, 2020	33,285,255